Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 45,000,000	$ 32,000,000
Reversals of write-downs of inventories		$ 0